Condensed financial information of the Company - Condensed statements of comprehensive income (unaudited) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Condensed statements of comprehensive income
Net profit for the year	$ (2,984,116)	$ (43,364)
Total comprehensive income	(7,600,848)	486,542
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net profit for the year	(2,984,116)	(43,364)
Other comprehensive income	(4,616,732)	529,906
Total comprehensive income	$ (7,600,848)	$ 486,542